Operating, General And Administrative Expenses And Restructuring Costs (Tables)	6 Months Ended
Feb. 28, 2019
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Schedule Of Operating, General And Administrative Expenses, And Restructuring Costs
	Three months endedFebruary 28,		Six months endedFebruary 28,
		2018		2018
	2019	(restated, note 2)	2019	(restated, note 2)
Employee salaries and benefits(1)	173	598	335	794
Purchase of goods and services	594	665	1,243	1,234
	767	1,263	1,578	2,028
(1)	For the three and six months ended February 28, 2019, employee salaries and benefits include $- (2018 - $402) and $1 (2018 - $402) in restructuring costs, respectively.